4. DERIVATIVE LIABILITIES - Derivative Liabilities Assumptions Used (Details) - Quarterly Report	3 Months Ended		6 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2015
Expected volatility	150.00%	150.00%
Expected term	3 years	3 years
Commitment Date [Member] | Minimum [Member]
Expected dividends			0.00%
Expected volatility			150.00%
Expected term			3 years
Risk free interest rate			0.75%
Commitment Date [Member] | Maximum [Member]
Expected term			5 years
Risk free interest rate			1.10%
Remeasurement [Member] | Minimum [Member]
Expected dividends			0.00%
Expected volatility			150.00%
Expected term			1 year 11 months
Risk free interest rate			0.89%
Remeasurement [Member] | Maximum [Member]
Expected term			4 years 8 months
Risk free interest rate			1.35%